STOCK-BASED COMPENSATION (Details) (USD $)	12 Months Ended		122 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Total stock-based compensation	$ 1,503,297	$ 907,460	$ 4,358,170
Employee and Director Stock Option [Member]
Total stock-based compensation	1,330,308	761,056	3,967,053
Employee and Director Stock Option [Member] | Research and Development Expense [Member]
Total stock-based compensation	319,703	190,172	808,261
Employee and Director Stock Option [Member] | General and Administrative Expense [Member]
Total stock-based compensation	1,010,605	570,884	3,158,792
Non Employee Consultant Stock Option [Member]
Total stock-based compensation	172,989	146,404	391,117
Non Employee Consultant Stock Option [Member] | Research and Development Expense [Member]
Total stock-based compensation	79,879	36,157	116,036
Non Employee Consultant Stock Option [Member] | General and Administrative Expense [Member]
Total stock-based compensation	$ 93,110	$ 110,247	$ 275,081